CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 228,830	$ 255,863	$ 217,612
OCI, Debt Securities, Available-for-Sale, Gain (Loss), before Adjustment, after Tax	17,879	43,967	(346,963)
Other comprehensive income (loss), net of tax:
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax	7,565	0	0
Change in retirement obligation	637	906	(11,177)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax	(4,931)	3,755	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(1,130)	216	(90)
Other comprehensive income (loss)	20,020	48,844	(358,230)
Comprehensive income (loss)	$ 248,850	$ 304,707	$ (140,618)